UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 06/30

Daily Assets Fund

Date of fiscal year end: 12/31

Deutsche Government Cash Management Fund

Deutsche Government Cash Reserves Fund Institutional

Deutsche Government Money Market Series

Date of reporting period: 7/1/15-6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03495
Reporting Period: 07/01/2015 - 06/30/2016
Deutsche Money Market Trust

Deutsche Government Money Market Series, Deutsche Government Cash Management Fund and
Deutsche Government Cash Reserves Fund Institutional, each a series of Deutsche
Money Market Trust, are feeder funds in a master/feeder  structure. Accordingly,
Deutsche Government Money Market Series, Deutsche Government Cash Management Fund
and Deutsche Government Cash Reserves Fund Institutional hold only securities of the master fund, Government Cash Management Portfolio.  Included in this filing is the proxy voting record for the Government Cash Management Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2015 - 06/30/2016
Government Cash Management Portfolio

================== A     Government Cash Management Portfolio ==================

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

Ticker:       NPM            Security ID:  67063W847
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director William Adams, IV        For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director David J. Kundert         For       For          Management
1a.4  Elect Director John K. Nelson           For       For          Management
1a.5  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.6  Elect Director Judith M. Stockdale      For       For          Management
1a.7  Elect Director Carole E. Stone          For       For          Management
1a.8  Elect Director Virginia L. Stringer     For       For          Management
1a.9  Elect Director Terence J. Toth          For       For          Management
1a.10 Elect Director William C. Hunter        For       For          Management
1a.11 Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQS            Security ID:  670973700
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director William Adams, IV        For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director David J. Kundert         For       For          Management
1a.4  Elect Director John K. Nelson           For       For          Management
1a.5  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.6  Elect Director Judith M. Stockdale      For       For          Management
1a.7  Elect Director Carole E. Stone          For       For          Management
1a.8  Elect Director Virginia L. Stringer     For       For          Management
1a.9  Elect Director Terence J. Toth          For       For          Management
1a.10 Elect Director William C. Hunter        For       For          Management
1a.11 Elect Director William J. Schneider     For       For          Management

=================== B       Daily Assets Fund  ====================

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQM            Security ID:  67062E707
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director William Adams, IV        For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director David J. Kundert         For       For          Management
1a.4  Elect Director John K. Nelson           For       For          Management
1a.5  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.6  Elect Director Judith M. Stockdale      For       For          Management
1a.7  Elect Director Carole E. Stone          For       For          Management
1a.8  Elect Director Virginia L. Stringer     For       For          Management
1a.9  Elect Director Terence J. Toth          For       For          Management
1a.10 Elect Director William C. Hunter        For       For          Management
1a.11 Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche Money Market Trust

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/16